STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Equity Fund

September 30, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.8%
Automobiles & Components - 2.0%
General Motors	200,707	[a]	10,579,266
Tesla	9,746	[a]	7,557,828
			18,137,094
Banks - 3.9%
Bank of America	195,784		8,311,031
JPMorgan Chase & Co.	102,978		16,856,469
Truist Financial	165,176		9,687,572
			34,855,072
Capital Goods - 7.6%
Deere & Co.	31,206		10,456,194
Eaton	83,868		12,522,331
Honeywell International	55,328		11,745,028
Illinois Tool Works	49,060		10,137,268
Raytheon Technologies	126,999		10,916,834
Trane Technologies	69,585		12,013,850
			67,791,505
Consumer Durables & Apparel - 1.4%
NIKE, Cl. B	50,809		7,378,991
PulteGroup	105,100		4,826,192
			12,205,183
Consumer Services - 2.2%
Booking Holdings	4,243	[a]	10,072,330
Royal Caribbean Cruises	106,810	[a]	9,500,750
			19,573,080
Diversified Financials - 6.0%
Ameriprise Financial	39,173		10,346,373
CME Group	45,703		8,838,046
S&P Global	30,789		13,081,938
Synchrony Financial	263,510		12,880,369
Voya Financial	137,186		8,421,849
			53,568,575
Energy - 3.0%
Chevron	104,000		10,550,800
Pioneer Natural Resources	66,986		11,153,839
Valero Energy	67,045		4,731,366
			26,436,005
Food & Staples Retailing - 1.0%
Costco Wholesale	20,042		9,005,873

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.8% (continued)
Food, Beverage & Tobacco - 1.6%
Philip Morris International	78,085		7,401,677
The Coca-Cola Company	137,996		7,240,650
			14,642,327
Health Care Equipment & Services - 9.1%
Abbott Laboratories	43,696		5,161,808
Boston Scientific	277,189	[a]	12,027,231
Centene	114,047	[a]	7,106,269
CVS Health	109,991		9,333,836
Danaher	42,381		12,902,472
Medtronic	121,701		15,255,220
UnitedHealth Group	50,979		19,919,534
			81,706,370
Household & Personal Products - 1.0%
The Estee Lauder Companies, Cl. A	28,474		8,540,207
Insurance - 1.6%
American International Group	258,302		14,178,197
Materials - 2.6%
Air Products & Chemicals	44,997		11,524,182
Celanese	77,692		11,703,523
			23,227,705
Media & Entertainment - 11.2%
Alphabet, Cl. A	14,098	[a]	37,691,285
Charter Communications, Cl. A	4,762	[a]	3,464,641
Comcast, Cl. A	194,222		10,862,836
Facebook, Cl. A	68,092	[a]	23,109,744
Live Nation Entertainment	72,638	[a]	6,619,501
Netflix	21,625	[a]	13,198,602
The Walt Disney Company	30,143	[a]	5,099,291
			100,045,900
Pharmaceuticals Biotechnology & Life Sciences - 4.3%
AbbVie	132,316		14,272,927
Eli Lilly & Co.	24,882		5,748,986
Horizon Therapeutics	60,587	[a]	6,636,700
Pfizer	117,160		5,039,052
Thermo Fisher Scientific	12,083		6,903,380
			38,601,045
Real Estate - 2.1%
American Tower	19,636	[b]	5,211,591
Equinix	5,494	[b]	4,340,974
Simon Property Group	68,371	[b]	8,886,179
			18,438,744
Retailing - 5.6%
Amazon.com	12,974	[a]	42,620,109

Description		Shares		Value ($)
Common Stocks - 99.8% (continued)
Retailing - 5.6% (continued)
The Home Depot		21,987		7,217,453
				49,837,562
Semiconductors & Semiconductor Equipment - 8.3%
Advanced Micro Devices		124,635	[a]	12,824,941
KLA		34,848		11,657,004
Micron Technology		209,824		14,893,308
NVIDIA		86,396		17,897,795
Skyworks Solutions		29,951		4,935,326
Texas Instruments		61,518		11,824,375
				74,032,749
Software & Services - 17.8%
Adobe		20,245	[a]	11,655,451
Atlassian, Cl. A		38,172	[a]	14,941,284
CrowdStrike Holdings, CI. A		43,282	[a]	10,637,850
Intuit		13,485		7,275,292
Microsoft		190,521		53,711,680
PayPal Holdings		72,184	[a]	18,782,999
salesforce.com		17,605	[a]	4,774,828
Square, Cl. A		34,525	[a]	8,280,476
The Trade Desk, Cl. A		149,880	[a]	10,536,564
Visa, Cl. A		83,124		18,515,871
				159,112,295
Technology Hardware & Equipment - 4.1%
Apple		232,627		32,916,720
Lumentum Holdings		45,309	[a]	3,785,114
				36,701,834
Telecommunication Services - .5%
T-Mobile US		32,571	[a]	4,161,271
Transportation - 1.1%
CSX		347,124		10,323,468
Utilities - 1.8%
Exelon		135,731		6,561,237
NextEra Energy		54,200		4,255,784
Sempra Energy		44,526		5,632,539
				16,449,560
Total Common Stocks (cost $480,631,033)				891,571,621
	1-Day Yield (%)
Investment Companies - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $624,980)	0.06	624,980	[c]	624,980

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $481,256,013)	99.9%	892,196,601
Cash and Receivables (Net)	.1%	730,424
Net Assets	100.0%	892,927,025

a Non-income producing security.

b Investment in real estate investment trust within the United States.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Large Cap Equity Fund

September 30, 2021 (Unaudited)

The following is a summary of the inputs used as of September 30, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	891,571,621	-	-	891,571,621
Investment Companies	624,980	-	-	624,980

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At September 30, 2021, accumulated net unrealized appreciation on investments was $410,940,588, consisting of $413,300,569 gross unrealized appreciation and $2,359,981 gross unrealized depreciation.

At September 30, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.